accounting policy developments - Consolidated statement of changes in owners' equity (Details) - CAD ($) $ in Millions	Jun. 30, 2025	Dec. 31, 2024	Jun. 30, 2024	Dec. 31, 2023
accounting policy developments
Owners' equity	$ 16,102	$ 16,798	$ 17,045	$ 17,302
Share capital
accounting policy developments
Owners' equity	13,533	13,124	12,647	12,324
Contributed surplus
accounting policy developments
Owners' equity	1,142	1,081	1,056	997
Retained earnings
accounting policy developments
Owners' equity	630	1,520	2,110	2,835
Accumulated other comprehensive income (loss)
accounting policy developments
Owners' equity	(85)	(105)	(4)	(44)
Common Shares
accounting policy developments
Owners' equity	15,220	$ 15,620	$ 15,809	$ 16,112
Contracts Referencing Nature-dependent Electricity | Excluding amendments to IFRS 9 and IFRS 7 effects | Share capital
accounting policy developments
Owners' equity	13,533
Contracts Referencing Nature-dependent Electricity | Excluding amendments to IFRS 9 and IFRS 7 effects | Contributed surplus
accounting policy developments
Owners' equity	1,142
Contracts Referencing Nature-dependent Electricity | Excluding amendments to IFRS 9 and IFRS 7 effects | Retained earnings
accounting policy developments
Owners' equity	643
Contracts Referencing Nature-dependent Electricity | Excluding amendments to IFRS 9 and IFRS 7 effects | Accumulated other comprehensive income (loss)
accounting policy developments
Owners' equity	(98)
Contracts Referencing Nature-dependent Electricity | Excluding amendments to IFRS 9 and IFRS 7 effects | Common Shares
accounting policy developments
Owners' equity	15,220
Contracts Referencing Nature-dependent Electricity | Amendments to IFRS 9 and IFRS 7 effects | Retained earnings
accounting policy developments
Owners' equity	(13)
Contracts Referencing Nature-dependent Electricity | Amendments to IFRS 9 and IFRS 7 effects | Accumulated other comprehensive income (loss)
accounting policy developments
Owners' equity	$ 13